9. Direct taxes and contributions recoverable (Tables)	12 Months Ended
Dec. 31, 2018
Direct Taxes And Contributions Recoverable Tables Abstract
Schedule of direct taxes and contributions recoverable
	2018	2017

Direct taxes and contributions recoverable	905,521	532,543

Income tax (IR) and social contribution (CS) (i)	414,408	434,823
PIS/COFINS (ii)	384,093	53,509
Other	107,020	44,211

Current portion	(347,505)	(323,040)
Non-current portion	558,016	209,503

(i)                  The amounts corresponding to income and social contribution taxes are substantially related to: (a) advances made over the period during which the use is expected, for the year 2019; and (b) other income and social contribution tax credits from previous years whose current estimated period of use will be more than 12 months later.

(ii)                The PIS/COFINS amounts recoverable refer to: (i) credits from a legal proceedings filed by TIM Nordeste S.A. (ultimately merged into TIM S.A.) with a favorable final decision in Higher Courts which discussed the exclusion of the ICMS from the PIS and COFINS tax bases for the period from 2002 through 2009.